SUMMARY OF LEASE LIABILITIES (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)		Dec. 31, 2025 ILS (₪)		Dec. 31, 2024 ILS (₪)	Dec. 31, 2023 ILS (₪)	Dec. 31, 2025 ILS (₪)	Dec. 31, 2024 ILS (₪)
IfrsStatementLineItems [Line Items]
Balance - Beginning of Period	$ 664		₪ 2,119		₪ 3,330	₪ 3,966
Additions	148	[1]	473	[1]	106	119
Interest expense	99		315		492	586
Payments	(420)		(1,342)		(1,459)	(1,341)
Balance - Beginning of Period	491		1,565		2,119	3,330
Short-term lease liabilities	321					923	₪ 1,023	₪ 999
Long-term lease liabilities	170					2,407	542	1,120
Lease liabilities	491					3,330	1,565	2,119
Other changes					(350)
Property [member]
IfrsStatementLineItems [Line Items]
Balance - Beginning of Period	617		1,969		3,164	3,747
Additions	148	[1]	473	[1]		32
Interest expense	88		280		432	517
Payments	(384)		(1,226)		(1,277)	(1,132)
Balance - Beginning of Period	469		1,496		1,969	3,164
Short-term lease liabilities	307					823	978	923
Long-term lease liabilities	162					2,341	518	1,046
Lease liabilities	469					3,164	1,496	1,969
Other changes					(350)
Vehicles [member]
IfrsStatementLineItems [Line Items]
Balance - Beginning of Period	47		150		166	219
Additions		[1]		[1]	106	87
Interest expense	11		35		60	69
Payments	(36)		(116)		(182)	(209)
Balance - Beginning of Period	22		₪ 69		150	166
Short-term lease liabilities	14					100	45	76
Long-term lease liabilities	8					66	24	74
Lease liabilities	$ 22					₪ 166	₪ 69	₪ 150
Other changes

[1]	Additions during the year relate to the extension of the Company’s lease agreement for its office facilities.